Note 17 - Share Capital (Tables)	12 Months Ended
Oct. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Stockholders Equity [Table Text Block]
	Common Shares
(number of shares in thousands)	Number	Amount
Balance as of October 31, 2010	67,238	$273,859
Repurchased and cancelled	(4,860)	(19,775)
Other	-	(8)
Balance as of October 31, 2011	62,378	254,076
Repurchased and cancelled	(469)	(1,911)
Other	-	3
Balance as of October 31, 2012	61,909	252,168
Repurchased and cancelled	-	-
Other	-	-
Balance as of October 31, 2013	61,909	$252,168